Income Taxes (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Current		₪ 804	₪ 2,166
For previous year	11,404
Deferred	(160)	2,216	2,236
Total	₪ 11,244	₪ 3,020	₪ 4,402